Commissions and fees	12 Months Ended
Dec. 31, 2011
Commissions and fees

in	2011	2010	2009

Commissions and fees (CHF million)

Lending business	1,296	1,455	1,048

Investment and portfolio management	4,070	4,316	4,289

Other securities business	90	75	136

Fiduciary business	4,160	4,391	4,425

Underwriting	1,479	2,125	2,375

Brokerage	4,066	3,953	4,102

Underwriting and brokerage	5,545	6,078	6,477

Other services	1,951	2,154	1,800

Commissions and fees	12,952	14,078	13,750

Bank
Commissions and fees

in	2011	2010	2009

Commissions and fees (CHF million)

Lending business	1,243	1,404	995

Investment and portfolio management	3,490	3,705	3,666

Other securities business	77	58	124

Fiduciary business	3,567	3,763	3,790

Underwriting	1,479	2,125	2,375

Brokerage	3,748	3,714	3,846

Underwriting and brokerage	5,227	5,839	6,221

Other services	1,927	2,116	1,764

Commissions and fees	11,964	13,122	12,770